UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - ANNUAL REPORT FOR PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA S&P 500
                            INDEX Fund

                              [GRAPHIC OF USAA S&P 500 INDEX FUND]

                     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                           2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           5

FINANCIAL INFORMATION

   Distributions to Shareholders                                    13

   Report of Independent Registered Public Accounting Firm          14

   Portfolio of Investments                                         15

   Notes to Portfolio of Investments                                35

   Financial Statements                                             36

   Notes to Financial Statements                                    39

EXPENSE EXAMPLE                                                     52

DIRECTORS' AND OFFICERS' INFORMATION                                55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                    PATIENCE IS ONE OF THE FUNDAMENTAL
                                      ATTRIBUTES OF AN INDEX INVESTOR.
 [LOGO OF CHRISTOPHER W. CLAUS]     A LONG-TERM STRATEGY - AND THE PATIENCE
                                   TO SEE IT THROUGH - IS OUR BEST CHANCE OF
                                      MAXIMIZING OUR INVESTMENT RETURNS.

                                                     "
                                                                   January 2005
--------------------------------------------------------------------------------

                 2004 turned out to be a good year for equity investors - especially for those who waited for the stock market to come to them. Most of the market's gains came during the last two months of the year. Until then, prices remained relatively flat as investors struggled with uncertainty.

                 At first, the uncertainty centered on economic concerns such as jobs and earnings growth, then on potential terrorist attacks at the Olympic Games or the Democratic and Republican national conventions. Investors also adopted a wait-and-see attitude about which candidate would win the presidency. Once the election was over, however, much of the uncertainty was lifted and stock prices rose. Investors who were still on the sidelines missed the rally that made 2004 a good year for equities, proving once again that the "Pareto Principle" holds true: You receive 80% of the gain in 20% of the time.

                 Yes, timing is important. However, patience is one of the fundamental attributes of an index investor. Index fund returns are primarily based on the performance of the overall market or a particular sector, so index investors must take a longer perspective, giving the market time to work for them. After all, we cannot predict the future. A long-term strategy
                 - and the patience to see it through - is our best chance of maximizing our investment returns.

                 Looking ahead, we see an expanding U.S. economy and gross domestic product (GDP) growth of about 3% during 2005. For this year's equity markets, we see the potential for positive returns. The

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal risk for stock prices comes from the usual culprits: interest rates and earnings. Higher long-term rates could slow down GDP growth and hurt corporate earnings - a double whammy to the equity market. Furthermore, when long-term rates rise, bonds can become more attractive than stocks; equities may offer comparable returns but the potential rewards come with greater risk.

                 You may recall that in 2004 we made significant reductions in operating expenses for the USAA S&P 500 Index Fund. We changed our voluntary limit of the total annual operating expenses for the Member Shares to 19 basis points and for the Reward Shares to 9 basis points, MAKING THE USAA S&P 500 Index Fund one of the lowest-cost index mutual funds in the industry.

                 On behalf of everyone at USAA, thank you for your business and the opportunity to serve your investment needs. We will continue to work hard to maintain your trust and confidence.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE BY THE USAA S&P 500 INDEX FUND. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. O THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES FROM SEVERAL INDUSTRIAL SECTORS REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL STOCKS PUBLICLY TRADED IN THE UNITED STATES. MOST OF THESE STOCKS ARE LISTED ON THE NEW YORK STOCK EXCHANGE. O USAA HAS VOLUNTARILY AGREED TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES OF THE USAA S&P 500 INDEX FUND TO 0.19% AND 0.09% OF THE FUND'S AVERAGE NET ASSETS FOR MEMBER SHARES AND REWARD SHARES, RESPECTIVELY, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE SHARES FOR CERTAIN EXPENSES IN EXCESS OF THAT AMOUNT. USAA CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. ABSENT SUCH ARRANGEMENT, EXPENSES WOULD BE HIGHER AND RETURNS WOULD BE LOWER.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

 USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

              Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.


MEMBER SHARES

--------------------------------------------------------------------------------
                                  12/31/04                     12/31/03
--------------------------------------------------------------------------------
  Net Assets                  $2,230.9 Million             $1,971.3 Million
  Net Asset Value Per Share       $18.15                       $16.70


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------
  1 YEAR                   5 YEARS                   SINCE INCEPTION ON 5/1/96
  10.51%                    -2.56%                            9.05%


REWARD SHARES

--------------------------------------------------------------------------------
                                  12/31/04                        12/31/03
--------------------------------------------------------------------------------
Net Assets                      $478.2 Million                  $383.7 Million
Net Asset Value Per Share          $18.15                          $ 16.70


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
--------------------------------------------------------------------------------
          1 YEAR                              SINCE INCEPTION ON 5/1/02
          10.67%                                         5.85%

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN FEES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW


                   CUMULATIVE PERFORMANCE COMPARISON

              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                         USAA S&P 500 INDEX
                               S&P 500 INDEX            FUND - MEMBER SHARES
                               -------------            ---------------------
  5/2/1996                      $10000.00                    $10000.00
 5/31/1996                       10427.00                     10420.00
 6/30/1996                       10466.62                     10460.19
 7/31/1996                       10004.00                      9999.30
 8/31/1996                       10215.08                     10209.71
 9/30/1996                       10789.17                     10780.89
10/31/1996                       11086.95                     11072.53
11/30/1996                       11924.02                     11917.31
12/31/1996                       11687.92                     11689.95
 1/31/1997                       12417.25                     12407.31
 2/28/1997                       12515.34                     12508.35
 3/31/1997                       12002.21                     11981.83
 4/30/1997                       12717.55                     12702.16
 5/31/1997                       13494.59                     13483.36
 6/30/1997                       14095.10                     14082.05
 7/31/1997                       15215.66                     15202.10
 8/31/1997                       14363.58                     14346.79
 9/30/1997                       15149.27                     15130.96
10/31/1997                       14643.28                     14620.13
11/30/1997                       15321.27                     15294.43
12/31/1997                       15584.79                     15550.91
 1/31/1998                       15757.78                     15735.55
 2/28/1998                       16893.92                     16853.65
 3/31/1998                       17758.89                     17715.61
 4/30/1998                       17940.03                     17880.22
 5/31/1998                       17631.46                     17571.58
 6/30/1998                       18347.30                     18281.47
 7/31/1998                       18152.82                     18095.77
 8/31/1998                       15529.73                     15485.60
 9/30/1998                       16525.19                     16484.80
10/31/1998                       17867.04                     17830.07
11/30/1998                       18949.78                     18906.29
12/31/1998                       20041.29                     20001.61
 1/31/1999                       20879.01                     20800.85
 2/29/1999                       20229.67                     20157.31
 3/31/1999                       21038.86                     20970.61
 4/30/1999                       21853.06                     21783.19
 5/31/1999                       21337.33                     21251.89
 6/30/1999                       22517.29                     22441.52
 7/31/1999                       21817.00                     21741.20
 8/31/1999                       21707.91                     21626.22
 9/30/1999                       21113.12                     21051.45
10/31/1999                       22449.58                     22352.08
11/30/1999                       22905.30                     22803.11
12/31/1999                       24252.14                     24136.74
 1/31/2000                       23034.68                     22925.70
 2/28/2000                       22599.32                     22493.93
 3/31/2000                       24809.54                     24674.47
 4/30/2000                       24062.77                     23935.08
 5/31/2000                       23569.48                     23428.07
 6/30/2000                       24149.29                     23998.43
 7/31/2000                       23772.56                     23627.92
 8/31/2000                       25248.84                     25088.79
 9/30/2000                       23915.70                     23765.97
 10/1/2000                       23815.26                     23659.82
 11/1/2000                       21938.61                     21791.66
 12/1/2000                       22046.11                     21899.39
 1/31/2001                       22828.75                     22669.33
 2/28/2001                       20749.05                     20601.48
 3/31/2001                       19435.64                     19291.82
 4/30/2001                       20943.84                     20780.90
 5/31/2001                       21084.16                     20913.26
 6/30/2001                       20571.82                     20395.45
 7/31/2001                       20370.22                     20196.36
 8/31/2001                       19097.08                     18935.47
 9/30/2001                       17555.94                     17405.64
10/31/2001                       17891.26                     17738.66
11/30/2001                       19263.52                     19092.93
12/31/2001                       19433.04                     19251.71
 1/31/2002                       19149.32                     18972.86
 2/28/2002                       18779.74                     18604.78
 3/31/2002                       19485.85                     19296.75
 4/30/2002                       18305.01                     18122.17
 5/31/2002                       18171.38                     17987.93
 6/30/2002                       16877.58                     16700.12
 7/31/2002                       15562.82                     15409.45
 8/31/2002                       15663.98                     15499.24
 9/30/2002                       13962.87                     13812.61
10/31/2002                       15190.21                     15030.38
11/30/2002                       16083.39                     15909.88
12/31/2002                       15139.29                     14979.97
 1/31/2003                       14744.16                     14572.35
 2/28/2003                       14522.55                     14357.22
 3/31/2003                       14663.16                     14481.53
 4/30/2003                       15870.41                     15675.06
 5/31/2003                       16705.78                     16493.49
 6/30/2003                       16919.18                     16691.82
 7/31/2003                       17217.63                     16988.26
 8/31/2003                       17552.76                     17307.50
 9/30/2003                       17366.91                     17113.59
10/31/2003                       18348.85                     18086.60
11/30/2003                       18510.10                     18235.41
12/31/2003                       19480.18                     19182.30
 1/31/2004                       19837.66                     19526.89
 2/29/2004                       20113.30                     19791.08
 3/31/2004                       19809.89                     19491.62
 4/30/2004                       19499.33                     19180.59
 5/31/2004                       19766.40                     19434.02
 6/30/2004                       20150.64                     19806.51
 7/31/2004                       19483.65                     19147.83
 8/31/2004                       19561.58                     19217.17
 9/30/2004                       19772.85                     19417.50
10/31/2004                       20075.37                     19719.09
11/30/2004                       20886.42                     20507.85
12/31/2004                       21596.56                     21197.78

                            [END CHART]

                   DATA FROM 5/2/96* THROUGH 12/31/04.

              The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

              'STANDARD & POOR'S(R)', S&P(R)'', S&P 500(R)'', STANDARD &
              POOR'S 500', AND 500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA
              S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                   CUMULATIVE PERFORMANCE COMPARISON

              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                       USAA S&P 500 INDEX
                               S&P 500 INDEX           FUND - REWARD SHARES
                               -------------           ---------------------
 5/01/02                        $10000.00                  $10000.00
 5/31/02                          9926.59                    9834.86
 6/30/02                          9219.76                    9132.62
 7/31/02                          8501.25                    8426.81
 8/31/02                          8556.91                    8482.04
 9/30/02                          7627.87                    7559.41
10/31/02                          8298.51                    8225.87
11/30/02                          8786.48                    8707.21
12/31/02                          8270.55                    8200.15
 1/31/03                          8054.31                    7977.01
 2/28/03                          7933.28                    7859.25
 3/31/03                          8010.09                    7935.34
 4/30/03                          8669.58                    8582.61
 5/31/03                          9125.92                    9030.72
 6/30/03                          9242.49                    9144.24
 7/31/03                          9405.53                    9306.64
 8/31/03                          9588.59                    9481.53
 9/30/03                          9487.07                    9379.66
10/31/03                         10023.48                    9912.95
11/30/03                         10111.57                    9994.52
12/31/03                         10641.49                   10518.03
 1/31/04                         10836.78                   10706.98
 2/29/04                         10987.35                   10858.13
 3/31/04                         10821.61                   10692.00
 4/30/04                         10651.96                   10521.38
 5/31/04                         10797.84                   10660.40
 6/30/04                         11007.74                   10871.11
 7/31/04                         10643.46                   10509.59
 8/31/04                         10686.11                   10547.64
 9/30/04                         10801.88                   10661.87
10/31/04                         10966.90                   10821.09
11/30/04                         11410.50                   11260.56
12/31/04                         11798.66                   11640.03

                            [END CHART]

                   DATA FROM 5/01/02* THROUGH 12/31/04.


              The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              *DATE REWARD SHARES WERE INTRODUCED.

8

 M A N A G E R'S
================----------------------------------------------------------------
                 COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER 2004?

              The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the 12 months ended December 31, 2004. The Fund produced a total return of 10.51% (Member Shares) and 10.67% (Reward Shares) for the period, as compared to 10.87% for the benchmark. The Fund modestly outperformed the Lipper S&P 500 Index Funds Average annual return of 10.21%. The Lipper S&P 500 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the S&P 500 Index, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE
PERIOD?

              The S&P 500 Index concluded 2004 with a 10.87% return, which included a strong fourth-quarter finish of 9.23%. For 2004, value stocks (+15.71%) in the S&P 500 Index outperformed growth stocks (+6.13%) by 958 basis points. As has been the case throughout the year, returns increased as market capitalization decreased. The S&P MidCap 400 Index returned 16.48%, while the S&P SmallCap 600 Index returned 22.65%.

              The U.S. economy rallied again in the fourth quarter, continuing the 13-quarter economic expansion from what was a mild post-war recession. Equity prices, which hit a low in October 2002, have recovered over the past nine quarters. Economic growth, changing

              REFER TO PAGE 6 FOR BENCHMARK DEFINITIONS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

              THE S&P SMALLCAP 600 INDEX CONSISTS OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              from a consumption-driven trend to one that is driven by business and business investment, grew slightly above the 3.5% to 4% share trend. Corporate executives remain cautiously optimistic. Inflation is still relatively well-behaved, running at about 2.3%, and expectations are that the Federal Reserve Board is going to continue its measured pace of rate increases. The dollar, on a trade-weighted basis, is probably going to continue to decline, but other countries' willingness to own our assets is still high. U.S. returns on capital and profitability remain superior to what's happening in Europe and Japan.

WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST
AND WORST PERFORMERS?

              The energy (+31.54%) and utilities (+24.28%) sectors had the largest contribution to the index's return for the year. Other well-performing sectors for the year included telecommunication services and industrials, which advanced by 19.85% and 18.03%, respectively. Information technology and health care dampened the index's return, advancing by only 2.54% and 1.67%, respectively, for the year. The best-performing stocks were Autodesk, Inc. (+209.61%) and Apple Computer, Inc. (+201.36%). The biggest detractors were Winn Dixie Stores* (-58.47%) and CIENA Corp. (-49.70%).

WERE THERE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE YEAR?

              In all, there were 20 additions and deletions to the S&P 500 Index during 2004, compared to nine during 2003. More importantly, in March 2004, Standard & Poor's joined other major market index providers in announcing that it will be making a two-part "float adjustment" to the S&P 500 Index in 2005. This significant event, which is expected to create 3% to 5%

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-34.

              *WINN DIXIE STORES WAS SOLD OUT OF THE FUND PRIOR TO DECEMBER 31,
               2004.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              turnover within the index, means that closely held shares that are not widely traded -- mainly those owned by company insiders -- will no longer be counted as equity market capitalization for S&P 500 Index companies when this changeover in index composition is completed.

WHAT INVESTMENT STRATEGIES DO YOU PURSUE IN THE FUND?

              As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the index.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

----------------------------------------------
               TOP 10 EQUITY HOLDINGS
               (% of Net Assets)
----------------------------------------------

General Electric Co.                    3.4%

Exxon Mobil Corp.                       2.9%

Microsoft Corp.                         2.5%

Citigroup, Inc.                         2.2%

Wal-Mart Stores, Inc.                   2.0%

Pfizer, Inc.                            1.8%

Bank of America Corp.                   1.7%

Johnson & Johnson, Inc.                 1.6%

American International Group, Inc.      1.5%

International Business Machines Corp.   1.4%

----------------------------------------------

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-34.

12

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

              [PIE CHART OF SECTOR ALLOCATION]

                     SECTOR ALLOCATION*
                         12/31/04
Financials                                           20.4%

Information Technology                               15.9%

Health Care                                          12.5%

Consumer Discretionary                               11.7%

Industrials                                          11.6%

Consumer Staples                                     10.4%

Energy                                                7.1%

Telecommunication Services                            3.2%

Materials                                             3.1%

Utilities                                             2.9%

                        [END CHART]

              *EXCLUDES MONEY MARKET INSTRUMENTS.

              PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-34.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA S&P 500 INDEX FUND

              The following federal tax information related to the Fund's fiscal year ended December 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on form 1099-DIV in January 2005.

              Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $43,257,000.

              100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

14

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA S&P 500 INDEX FUND:

              We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

              We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /S/ ERNST & YOUNG LLP

              San Antonio, Texas
              February 14, 2005

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            COMMON STOCKS (98.8%)

            ADVERTISING (0.2%)
   95,500   Interpublic Group of Companies, Inc.*                    $    1,280
   43,600   Omnicom Group, Inc.                                           3,676
                                                                     ----------
                                                                          4,956
                                                                     ----------
            AEROSPACE & DEFENSE (2.0%)
  201,800   Boeing Co.                                                   10,447
   48,600   General Dynamics Corp.                                        5,084
   28,500   Goodrich Corp.                                                  930
  201,900   Honeywell International, Inc.                                 7,149
   25,200   L-3 Communications Holdings, Inc.                             1,846
  103,500   Lockheed Martin Corp.                                         5,749
   83,406   Northrop Grumman Corp.                                        4,534
  110,900   Raytheon Co.                                                  4,306
   40,100   Rockwell Collins, Inc.                                        1,582
  119,000   United Technologies Corp.                                    12,299
                                                                     ----------
                                                                         53,926
                                                                     ----------
            AGRICULTURAL PRODUCTS (0.1%)
  156,080   Archer-Daniels-Midland Co.                                    3,482
                                                                     ----------
            AIR FREIGHT & LOGISTICS (1.1%)
   70,900   FedEx Corp.                                                   6,983
   15,000   Ryder System, Inc.                                              717
  264,900   United Parcel Service, Inc. "B"                              22,638
                                                                     ----------
                                                                         30,338
                                                                     ----------
            AIRLINES (0.1%)
   25,500   Delta Air Lines, Inc.*                                          191
  188,300   Southwest Airlines, Inc.                                      3,066
                                                                     ----------
                                                                          3,257
                                                                     ----------
            ALUMINUM (0.2%)
  208,800   Alcoa, Inc.                                                   6,561
                                                                     ----------
            APPAREL RETAIL (0.4%)
  210,200   Gap, Inc.                                                     4,439
   95,000   Limited Brands, Inc.                                          2,187
  116,100   TJX Companies, Inc.                                           2,918
                                                                     ----------
                                                                          9,544
                                                                     ----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS(0.2%)
   44,500   Coach, Inc.*                                             $    2,510
   27,539   Jones Apparel Group, Inc.                                     1,007
   23,700   Liz Claiborne, Inc.                                           1,000
   28,900   V.F. Corp.                                                    1,600
                                                                     ----------
                                                                          6,117
                                                                     ----------
            APPLICATION SOFTWARE (0.3%)
   54,400   Autodesk, Inc.                                                2,064
   43,600   Citrix Systems, Inc.*                                         1,070
   91,400   Compuware Corp.*                                                591
   46,500   Intuit, Inc.*                                                 2,046
   23,200   Mercury Interactive Corp.*                                    1,057
   49,600   Parametric Technology Corp.*                                    292
  116,600   Siebel Systems, Inc.*                                         1,224
                                                                     ----------
                                                                          8,344
                                                                     ----------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
  188,300   Bank of New York Co., Inc.                                    6,293
   24,300   Federated Investors, Inc. "B"                                   739
   58,000   Franklin Resources, Inc.                                      4,040
   62,600   Janus Capital Group, Inc.                                     1,052
   98,600   Mellon Financial Corp.                                        3,067
   45,600   Northern Trust Corp.                                          2,215
   81,700   State Street Corp.                                            4,013
   32,900   T. Rowe Price Group, Inc.                                     2,046
                                                                     ----------
                                                                         23,465
                                                                     ----------
            AUTO PARTS & EQUIPMENT (0.2%)
   33,200   Dana Corp.                                                      575
  125,200   Delphi Corp.                                                  1,129
   45,400   Johnson Controls, Inc.                                        2,880
   34,900   Visteon Corp.                                                   341
                                                                     ----------
                                                                          4,925
                                                                     ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
  439,100   Ford Motor Co.                                                6,428
  133,700   General Motors Corp.                                          5,356
                                                                     ----------
                                                                         11,784
                                                                     ----------
            BIOTECHNOLOGY (1.3%)
  299,548   Amgen, Inc.*                                                 19,216
   45,500   Applera Corp. - Applied Biosystems Group                        951

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   80,910   Biogen Idec, Inc.*                                       $    5,389
   44,200   Chiron Corp.*                                                 1,473
   55,100   Genzyme Corp.*                                                3,200
  100,932   Gilead Sciences, Inc.*                                        3,532
   62,200   MedImmune, Inc.*                                              1,686
                                                                     ----------
                                                                         35,447
                                                                     ----------
            BREWERS (0.4%)
    8,700   Adolph Coors Co. "B"                                            658
  188,500   Anheuser-Busch Companies, Inc.                                9,563
                                                                     ----------
                                                                         10,221
                                                                     ----------
            BROADCASTING & CABLE TV (0.9%)
  137,200   Clear Channel Communications, Inc.                            4,595
  519,794   Comcast Corp. "A"*                                           17,299
   75,000   Univision Communications, Inc. "A"*                           2,195
                                                                     ----------
                                                                         24,089
                                                                     ----------
            BUILDING PRODUCTS (0.2%)
   48,600   American Standard Companies, Inc.*                            2,008
  110,000   Masco Corp.                                                   4,018
                                                                     ----------
                                                                          6,026
                                                                     ----------
            CASINOS & GAMING (0.2%)
   27,400   Harrah's Entertainment, Inc.                                  1,833
   80,896   International Game Technology, Inc.                           2,781
                                                                     ----------
                                                                          4,614
                                                                     ----------
            COMMERCIAL PRINTING (0.1%)
   49,500   R.R. Donnelley & Sons Co.                                     1,747
                                                                     ----------
            COMMUNICATIONS EQUIPMENT (2.7%)
  198,800   ADC Telecommunications, Inc.*                                   533
   34,300   Andrew Corp.*                                                   468
  110,572   Avaya, Inc.*                                                  1,902
  145,500   CIENA Corp.*                                                    486
1,568,500   Cisco Systems, Inc.*                                         30,272
   49,600   Comverse Technology, Inc.*                                    1,213
  334,000   Corning, Inc.*                                                3,931
  338,700   JDS Uniphase Corp.*                                           1,074
1,066,200   Lucent Technologies, Inc.*                                    4,009
  578,000   Motorola, Inc.                                                9,942

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  391,000   QUALCOMM, Inc.                                           $   16,578
   37,200   Scientific-Atlanta, Inc.                                      1,228
  103,900   Tellabs, Inc.*                                                  893
                                                                     ----------
                                                                         72,529
                                                                     ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
   74,700   Best Buy Co., Inc.                                            4,439
   43,700   Circuit City Group                                              683
   40,100   RadioShack Corp.                                              1,318
                                                                     ----------
                                                                          6,440
                                                                     ----------
            COMPUTER HARDWARE (3.4%)
   94,500   Apple Computer, Inc.*                                         6,086
  588,900   Dell, Inc.*                                                  24,816
   77,900   Gateway, Inc.*                                                  468
  714,211   Hewlett-Packard Co.                                          14,977
  393,100   International Business Machines Corp.                        38,752
   23,900   NCR Corp.*                                                    1,655
  798,900   Sun Microsystems, Inc.*                                       4,298
                                                                     ----------
                                                                         91,052
                                                                     ----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
  570,200   EMC Corp.*                                                    8,479
   30,600   Lexmark International, Inc. "A"*                              2,601
   85,400   Network Appliance, Inc.*                                      2,837
   21,100   QLogic Corp.*                                                   775
                                                                     ----------
                                                                         14,692
                                                                     ----------
            CONSTRUCTION & ENGINEERING (0.0%)(e)
   17,300   Fluor Corp.                                                     943
                                                                     ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   81,700   Caterpillar, Inc.                                             7,967
    9,500   Cummins, Inc.                                                   796
   60,300   Deere & Co.                                                   4,486
   17,600   Navistar International Corp.*                                   774
   42,000   PACCAR, Inc.                                                  3,380
                                                                     ----------
                                                                         17,403
                                                                     ----------
            CONSTRUCTION MATERIALS (0.0%)(e)
   21,500   Vulcan Materials Co.                                          1,174
                                                                     ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            CONSUMER FINANCE (1.4%)
  301,900   American Express Co.                                     $   17,018
   55,300   Capital One Financial Corp.                                   4,657
  304,900   MBNA Corp.                                                    8,595
   66,200   Providian Financial Corp.*                                    1,090
  105,000   SLM Corp.                                                     5,606
                                                                     ----------
                                                                         36,966
                                                                     ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   31,600   Affiliated Computer Services, Inc. "A"*                       1,902
  135,900   Automatic Data Processing, Inc.                               6,027
   41,800   Computer Sciences Corp.*                                      2,356
   36,000   Convergys Corp.*                                                540
  114,300   Electronic Data Systems Corp.                                 2,640
  202,512   First Data Corp.                                              8,615
   48,100   Fiserv, Inc.*                                                 1,933
   88,600   Paychex, Inc.                                                 3,019
   31,600   Sabre Holdings Corp. "A"                                        700
   63,800   SunGard Data Systems, Inc.*                                   1,807
                                                                     ----------
                                                                         29,539
                                                                     ----------
            DEPARTMENT STORES (0.6%)
   18,700   Dillard's, Inc. "A"                                             502
   44,000   Federated Dept. Stores, Inc.                                  2,543
   62,900   J.C. Penney Co., Inc.                                         2,604
   79,100   Kohl's Corp.*                                                 3,889
   73,200   May Department Stores Co.                                     2,152
   33,200   Nordstrom, Inc.                                               1,551
   51,800   Sears, Roebuck & Co.                                          2,643
                                                                     ----------
                                                                         15,884
                                                                     ----------
            DISTILLERS & VINTNERS (0.0%)(e)
   27,000   Brown-Forman Corp. "B"                                        1,314
                                                                     ----------
            DISTRIBUTORS (0.1%)
   38,300   Genuine Parts Co.                                             1,688
                                                                     ----------
            DIVERSIFIED BANKS (3.9%)
  955,020   Bank of America Corp.                                        44,876
   39,200   Comerica, Inc.                                                2,392
  447,300   U.S. Bancorp                                                 14,009

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  383,802   Wachovia Corp.                                           $   20,188
  397,300   Wells Fargo & Co.                                            24,692
                                                                     ----------
                                                                        106,157
                                                                     ----------
            DIVERSIFIED CHEMICALS (1.0%)
  227,200   Dow Chemical Co.                                             11,249
  238,300   E.I. du Pont de Nemours & Co.                                11,689
   19,300   Eastman Chemical Co.                                          1,114
   27,800   Engelhard Corp.                                                 853
   24,800   Hercules, Inc.*                                                 368
   37,600   PPG Industries, Inc.                                          2,563
                                                                     ----------
                                                                         27,836
                                                                     ----------
            DIVERSIFIED COMMERCIAL SERVICES (0.5%)
   43,900   Apollo Group, Inc. "A"*                                       3,543
  243,210   Cendant Corp.                                                 5,686
   41,100   Cintas Corp.                                                  1,803
   31,400   Equifax, Inc.                                                   882
   40,200   H&R Block, Inc.                                               1,970
                                                                     ----------
                                                                         13,884
                                                                     ----------
            DIVERSIFIED METALS & MINING (0.1%)
   43,500   Freeport-McMoRan Copper & Gold, Inc. "B"                      1,663
   21,100   Phelps Dodge Corp.                                            2,087
                                                                     ----------
                                                                          3,750
                                                                     ----------
            DRUG RETAIL (0.5%)
   93,400   CVS Corp.                                                     4,210
  244,100   Walgreen Co.                                                  9,366
                                                                     ----------
                                                                         13,576
                                                                     ----------
            ELECTRIC UTILITIES (2.0%)
   28,100   Allegheny Energy, Inc.*                                         554
   44,800   Ameren Corp.                                                  2,246
   97,300   American Electric Power Co.                                   3,341
   63,200   CenterPoint Energy, Inc.                                        714
   39,700   CINergy Corp.                                                 1,653
   51,000   Consolidated Edison, Inc.                                     2,231
   40,400   DTE Energy Co.                                                1,742
   80,400   Edison International                                          2,575
   56,100   Entergy Corp.                                                 3,792
  159,800   Exelon Corp.                                                  7,042
   81,350   FirstEnergy Corp.                                             3,214

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   43,500   FPL Group, Inc.                                          $    3,252
   93,200   PG&E Corp.*                                                   3,102
   25,100   Pinnacle West Capital Corp.                                   1,115
   46,800   PPL Corp.                                                     2,494
   54,400   Progress Energy, Inc.                                         2,461
  175,600   Southern Co.                                                  5,886
   42,700   TECO Energy, Inc.                                               655
   57,900   TXU Corp.                                                     3,738
   93,800   Xcel Energy, Inc.                                             1,707
                                                                     ----------
                                                                         53,514
                                                                     ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   49,000   American Power Conversion Corp.                               1,049
   23,000   Cooper Industries, Inc. "A"                                   1,561
   98,700   Emerson Electric Co.                                          6,919
   18,600   Power-One, Inc.*                                                166
   42,900   Rockwell Automation, Inc.                                     2,126
                                                                     ----------
                                                                         11,821
                                                                     ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
  115,700   Agilent Technologies, Inc.*                                   2,788
   51,500   Symbol Technologies, Inc.                                       891
   18,700   Tektronix, Inc.                                                 565
                                                                     ----------
                                                                          4,244
                                                                     ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   49,100   Jabil Circuit, Inc.*                                          1,256
   48,500   Molex, Inc.                                                   1,455
  123,300   Sanmina-SCI Corp.*                                            1,044
  233,100   Solectron Corp.*                                              1,242
                                                                     ----------
                                                                          4,997
                                                                     ----------
            EMPLOYMENT SERVICES (0.1%)
   30,100   Monster Worldwide, Inc.*                                      1,013
   43,700   Robert Half International, Inc.                               1,286
                                                                     ----------
                                                                          2,299
                                                                     ----------
            ENVIRONMENTAL SERVICES (0.2%)
   71,900   Allied Waste Industries, Inc.*                                  667
  134,900   Waste Management, Inc.                                        4,039
                                                                     ----------
                                                                          4,706
                                                                     ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   63,761   Monsanto Co.                                                  3,542
                                                                     ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            FOOD DISTRIBUTORS (0.2%)
  152,400   Sysco Corp.                                              $    5,817
                                                                     ----------
            FOOD RETAIL (0.3%)
   82,000   Albertson's, Inc.                                             1,958
  177,200   Kroger Co.*                                                   3,108
  106,400   Safeway, Inc.*                                                2,100
   34,600   SUPERVALU, Inc.                                               1,194
                                                                     ----------
                                                                          8,360
                                                                     ----------
            FOOTWEAR (0.2%)
   62,700   NIKE, Inc. "B"                                                5,686
   14,900   Reebok International Ltd.                                       656
                                                                     ----------
                                                                          6,342
                                                                     ----------
            FOREST PRODUCTS (0.2%)
   29,200   Louisiana-Pacific Corp.                                         781
   59,200   Weyerhaeuser Co.                                              3,979
                                                                     ----------
                                                                          4,760
                                                                     ----------
            GAS UTILITIES (0.1%)
   42,300   Keyspan Corp.                                                 1,669
   13,200   NICOR, Inc.                                                     488
   61,800   NiSource, Inc.                                                1,408
    8,000   Peoples Energy Corp.                                            352
                                                                     ----------
                                                                          3,917
                                                                     ----------
            GENERAL MERCHANDISE STORES (0.5%)
   26,100   Big Lots, Inc.*                                                 317
   76,400   Dollar General Corp.                                          1,587
   42,800   Family Dollar Stores, Inc.                                    1,337
  210,100   Target Corp.                                                 10,911
                                                                     ----------
                                                                         14,152
                                                                     ----------
            GOLD (0.2%)
  103,100   Newmont Mining Corp.                                          4,579
                                                                     ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
   23,859   AmerisourceBergen Corp.                                       1,400
  103,015   Cardinal Health, Inc.                                         5,990
   69,500   McKesson Corp.                                                2,186
                                                                     ----------
                                                                          9,576
                                                                     ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (2.2%)
  143,000   Baxter International, Inc.                               $    4,939
   61,400   Becton, Dickinson & Co.                                       3,488
   60,800   Biomet, Inc.                                                  2,638
  200,200   Boston Scientific Corp.*                                      7,117
   23,200   C.R. Bard, Inc.                                               1,484
   26,900   Fisher Scientific International, Inc.*                        1,678
   77,100   Guidant Corp.                                                 5,559
   36,360   Hospira, Inc.*                                                1,218
  289,400   Medtronic, Inc.                                              14,375
   31,700   PerkinElmer, Inc.                                               713
   82,300   St. Jude Medical, Inc.*                                       3,451
   96,600   Stryker Corp.                                                 4,661
   41,400   Thermo Electron Corp.*                                        1,250
   27,600   Waters Corp.*                                                 1,291
   58,900   Zimmer Holdings, Inc.*                                        4,719
                                                                     ----------
                                                                         58,581
                                                                     ----------
            HEALTH CARE FACILITIES (0.3%)
   98,900   HCA, Inc.                                                     3,952
   60,600   Health Management Associates, Inc. "A"                        1,377
   21,800   Manor Care, Inc.                                                772
  115,100   Tenet Healthcare Corp.*                                       1,264
                                                                     ----------
                                                                          7,365
                                                                     ----------
            HEALTH CARE SERVICES (0.5%)
  111,000   Caremark Rx, Inc.*                                            4,377
   19,500   Express Scripts, Inc.*                                        1,491
   57,200   IMS Health, Inc.                                              1,328
   32,800   Laboratory Corporation of America Holdings*                   1,634
   63,583   Medco Health Solutions, Inc.*                                 2,645
   23,540   Quest Diagnostics, Inc.                                       2,249
                                                                     ----------
                                                                         13,724
                                                                     ----------
            HEALTH CARE SUPPLIES (0.0%)(e)
   12,100   Bausch & Lomb, Inc.                                             780
   10,900   Millipore Corp.*                                                543
                                                                     ----------
                                                                          1,323
                                                                     ----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
   71,500   Electronic Arts, Inc.*                                        4,410
                                                                     ----------

24

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            HOME FURNISHINGS (0.0%)(e)
   44,600   Leggett & Platt, Inc.                                    $    1,268
                                                                     ----------
            HOME IMPROVEMENT RETAIL (1.3%)
  518,200   Home Depot, Inc.                                             22,148
  183,600   Lowe's Companies, Inc.                                       10,574
   32,400   Sherwin-Williams Co.                                          1,446
                                                                     ----------
                                                                         34,168
                                                                     ----------
            HOMEBUILDING (0.2%)
   29,800   Centex Corp.                                                  1,775
   11,000   KB HOME                                                       1,148
   28,600   Pulte Homes, Inc.                                             1,825
                                                                     ----------
                                                                          4,748
                                                                     ----------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
  150,400   Carnival Corp.                                                8,668
   84,200   Hilton Hotels Corp.                                           1,915
   53,200   Marriott International, Inc. "A"                              3,351
   49,200   Starwood Hotels & Resorts Worldwide, Inc.                     2,873
                                                                     ----------
                                                                         16,807
                                                                     ----------
            HOUSEHOLD APPLIANCES (0.2%)
   17,500   Black & Decker Corp.                                          1,546
   17,500   Maytag Corp.                                                    369
   12,800   Snap-On, Inc.                                                   440
   19,800   Stanley Works                                                   970
   15,400   Whirlpool Corp.                                               1,066
                                                                     ----------
                                                                          4,391
                                                                     ----------
            HOUSEHOLD PRODUCTS (1.8%)
   35,700   Clorox Co.                                                    2,104
  127,100   Colgate-Palmolive Co.                                         6,502
  117,500   Kimberly-Clark Corp.                                          7,733
  598,690   Procter & Gamble Co.                                         32,976
                                                                     ----------
                                                                         49,315
                                                                     ----------
            HOUSEWARES & SPECIALTIES (0.2%)
   32,500   Fortune Brands, Inc.                                          2,508
   70,500   Newell Rubbermaid, Inc.                                       1,705
                                                                     ----------
                                                                          4,213
                                                                     ----------

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            HYPERMARKETS & SUPER CENTERS (2.2%)
  113,900   Costco Wholesale Corp.                                   $    5,514
1,002,200   Wal-Mart Stores, Inc.(c)                                     52,936
                                                                     ----------
                                                                         58,450
                                                                     ----------
            INDUSTRIAL CONGLOMERATES (4.7%)
  185,800   3M Co.                                                       15,249
2,504,100   General Electric Co.(c)                                      91,400
   32,200   Textron, Inc.                                                 2,376
  476,500   Tyco International Ltd. (Bermuda)                            17,030
                                                                     ----------
                                                                        126,055
                                                                     ----------

            INDUSTRIAL GASES (0.2%)
   52,900   Air Products & Chemicals, Inc.                                3,067
   78,800   Praxair, Inc.                                                 3,479
                                                                     ----------
                                                                          6,546
                                                                     ----------
            INDUSTRIAL MACHINERY (0.9%)
   72,200   Danaher Corp.                                                 4,145
   47,200   Dover Corp.                                                   1,980
   33,600   Eaton Corp.                                                   2,431
   72,800   Illinois Tool Works, Inc.                                     6,747
   40,300   Ingersoll-Rand Co., Ltd. "A" (Bermuda)                        3,236
   22,500   ITT Industries, Inc.                                          1,900
   27,100   Pall Corp.                                                      785
   30,000   Parker-Hannifin Corp.                                         2,272
                                                                     ----------
                                                                         23,496
                                                                     ----------
            INSURANCE BROKERS (0.2%)
   78,900   Aon Corp.                                                     1,883
  128,200   Marsh & McLennan Companies, Inc.                              4,218
                                                                     ----------
                                                                          6,101
                                                                     ----------
            INTEGRATED OIL & GAS (4.8%)
   22,500   Amerada Hess Corp.                                            1,854
  502,930   ChevronTexaco Corp.                                          26,409
  163,754   ConocoPhillips                                               14,219
1,529,800   Exxon Mobil Corp.(c)                                         78,418
   84,700   Marathon Oil Corp.                                            3,186
   94,900   Occidental Petroleum Corp.                                    5,538
                                                                     ----------
                                                                        129,624
                                                                     ----------

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   71,700   ALLTEL Corp.                                             $    4,213
  188,780   AT&T Corp.                                                    3,598
  431,600   BellSouth Corp.                                              11,994
   31,400   CenturyTel, Inc.                                              1,114
   83,600   Citizens Communications Co.                                   1,153
  412,200   Qwest Communications International, Inc.*                     1,830
  790,400   SBC Communications, Inc.                                     20,369
  354,150   Sprint Corp. (FON Group)                                      8,801
  652,700   Verizon Communications, Inc.                                 26,441
                                                                     ----------
                                                                         79,513
                                                                     ----------
            INTERNET RETAIL (0.7%)
  158,100   eBay, Inc.*                                                  18,384
                                                                     ----------
            INTERNET SOFTWARE & SERVICES (0.5%)
  328,400   Yahoo!, Inc.*                                                12,374
                                                                     ----------
            INVESTMENT BANKING & BROKERAGE (1.9%)
   22,300   Bear Stearns Companies, Inc.                                  2,282
  325,400   Charles Schwab Corp.                                          3,892
   84,900   E*TRADE Financial Corp.*                                      1,269
  113,600   Goldman Sachs Group, Inc.                                    11,819
   63,100   Lehman Brothers Holdings, Inc.                                5,520
  223,100   Merrill Lynch & Co., Inc.                                    13,335
  260,800   Morgan Stanley                                               14,480
                                                                     ----------
                                                                         52,597
                                                                     ----------
            IT CONSULTING & OTHER SERVICES (0.0%)(e)
   73,600   Unisys Corp.*                                                   749
                                                                     ----------
            LEISURE PRODUCTS (0.1%)
   23,900   Brunswick Corp.                                               1,183
   38,800   Hasbro, Inc.                                                    752
   97,300   Mattel, Inc.                                                  1,896
                                                                     ----------
                                                                          3,831
                                                                     ----------
            LIFE & HEALTH INSURANCE (0.9%)
  124,100   AFLAC, Inc.                                                   4,944
   31,700   Jefferson-Pilot Corp.                                         1,647

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   40,900   Lincoln National Corp.                                   $    1,909
  174,500   MetLife, Inc.                                                 7,069
  125,900   Prudential Financial, Inc.                                    6,919
   25,500   Torchmark Corp.                                               1,457
   67,600   UnumProvident Corp.                                           1,213
                                                                     ----------
                                                                         25,158
                                                                     ----------
            MANAGED HEALTH CARE (1.1%)
   34,400   Aetna, Inc.                                                   4,291
   32,000   CIGNA Corp.                                                   2,610
   36,400   Humana, Inc.*                                                 1,081
  154,600   UnitedHealth Group, Inc.                                     13,609
   67,982   WellPoint, Inc.*                                              7,818
                                                                     ----------
                                                                         29,409
                                                                     ----------
            METAL & GLASS CONTAINERS (0.1%)
   25,600   Ball Corp.                                                    1,126
   32,800   Pactiv Corp.*                                                   830
                                                                     ----------
                                                                          1,956
                                                                     ----------
            MOTORCYCLE MANUFACTURERS (0.2%)
   71,100   Harley-Davidson, Inc.                                         4,319
                                                                     ----------

            MOVIES & ENTERTAINMENT (2.2%)
  618,700   News Corp. "A"                                               11,545
1,080,900   Time Warner, Inc.*                                           21,013
  404,600   Viacom, Inc. "B"                                             14,723
  487,200   Walt Disney Co.                                              13,544
                                                                     ----------
                                                                         60,825
                                                                     ----------
            MULTI-LINE INSURANCE (1.8%)
  615,649   American International Group, Inc.                           40,430
   68,400   Hartford Financial Services Group, Inc.                       4,741
   42,500   Loews Corp.                                                   2,988
                                                                     ----------
                                                                         48,159
                                                                     ----------
            MULTI-UTILITIES & UNREGULATED POWER (0.8%)
  154,200   AES Corp.*                                                    2,108
  103,200   Calpine Corp.*                                                  407
   54,800   CMS Energy Corp.*                                               573
   37,300   Constellation Energy Group, Inc.                              1,630
   76,800   Dominion Resources, Inc. of Virginia                          5,202
  233,200   Duke Energy Corp.                                             5,907

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   84,921   Dynegy, Inc. "A"*                                        $      392
   52,200   Public Service Enterprise Group, Inc.                         2,702
   50,300   Sempra Energy                                                 1,845
                                                                     ----------
                                                                         20,766
                                                                     ----------
            OFFICE ELECTRONICS (0.1%)
  224,100   Xerox Corp.*                                                  3,812
                                                                     ----------
            OFFICE SERVICES & SUPPLIES (0.2%)
   25,400   Avery Dennison Corp.                                          1,523
   55,200   Pitney Bowes, Inc.                                            2,555
                                                                     ----------
                                                                          4,078
                                                                     ----------
            OIL & GAS DRILLING (0.3%)
   36,200   Nabors Industries Ltd. (Bermuda)*                             1,857
   32,400   Noble Corp. (Cayman Islands)*                                 1,612
   30,500   Rowan Companies, Inc.*                                          790
   72,500   Transocean, Inc. (Cayman Islands)*                            3,073
                                                                     ----------
                                                                          7,332
                                                                     ----------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
   78,800   Baker Hughes, Inc.                                            3,362
   38,100   BJ Services Co.                                               1,773
  105,700   Halliburton Co.                                               4,148
  136,500   Schlumberger Ltd. (Netherlands)                               9,139
                                                                     ----------
                                                                         18,422
                                                                     ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   58,400   Anadarko Petroleum Corp.                                      3,785
   75,800   Apache Corp.                                                  3,833
   96,400   Burlington Resources, Inc.                                    4,193
  112,700   Devon Energy Corp.                                            4,386
   26,500   EOG Resources, Inc.                                           1,891
   35,200   Kerr-McGee Corp.                                              2,034
   61,600   Unocal Corp.                                                  2,664
   61,700   XTO Energy, Inc.                                              2,183
                                                                     ----------
                                                                         24,969
                                                                     ----------
            OIL & GAS REFINING, MARKETING & TRANSPORTATION (0.4%)
   18,700   Ashland, Inc.                                                 1,092
  159,900   El Paso Corp.                                                 1,663
   27,600   Kinder Morgan, Inc.                                           2,018
   17,500   Sunoco, Inc.                                                  1,430

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   59,400   Valero Energy Corp.                                      $    2,697
  128,744   Williams Companies, Inc.                                      2,097
                                                                     ----------
                                                                         10,997
                                                                     ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
1,227,600   Citigroup, Inc.(c)                                           59,146
  848,529   J.P. Morgan Chase & Co.                                      33,101
   71,600   Principal Financial Group, Inc.                               2,931
                                                                     ----------
                                                                         95,178
                                                                     ----------
            PACKAGED FOODS & MEATS (1.1%)
   91,800   Campbell Soup Co.                                             2,744
  122,900   ConAgra Foods, Inc.                                           3,619
   88,400   General Mills, Inc.                                           4,394
   83,300   H.J. Heinz Co.                                                3,248
   58,400   Hershey Foods Corp.                                           3,244
  101,800   Kellogg Co.                                                   4,546
   31,200   McCormick & Co., Inc.                                         1,204
  184,500   Sara Lee Corp.                                                4,454
   49,600   Wm. Wrigley Jr. Co.                                           3,432
                                                                     ----------
                                                                         30,885
                                                                     ----------
            PAPER PACKAGING (0.1%)
   23,800   Bemis Co., Inc.                                                 692
   21,800   Sealed Air Corp.*                                             1,161
   12,500   Temple-Inland, Inc.                                             855
                                                                     ----------
                                                                          2,708
                                                                     ----------
            PAPER PRODUCTS (0.3%)
   60,300   Georgia-Pacific Corp.                                         2,260
  113,100   International Paper Co.                                       4,750
   44,790   MeadWestVaco Corp.                                            1,518
                                                                     ----------
                                                                          8,528
                                                                     ----------
            PERSONAL PRODUCTS (0.6%)
   22,950   Alberto-Culver Co.                                            1,115
  110,400   Avon Products, Inc.                                           4,272
  238,500   Gillette Co.                                                 10,680
                                                                     ----------
                                                                         16,067
                                                                     ----------
            PHARMACEUTICALS (6.8%)
  372,800   Abbott Laboratories                                          17,391
   31,300   Allergan, Inc.                                                2,538
  467,600   Bristol-Myers Squibb Co.                                     11,980

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  270,600   Eli Lilly & Co.                                          $   15,357
   87,100   Forest Laboratories, Inc.*                                    3,907
  701,600   Johnson & Johnson, Inc.                                      44,495
   53,900   King Pharmaceuticals, Inc.*                                     668
  523,500   Merck & Co., Inc.                                            16,825
   62,600   Mylan Laboratories, Inc.                                      1,107
1,791,420   Pfizer, Inc.(c)                                              48,171
  351,100   Schering-Plough Corp.                                         7,331
   24,300   Watson Pharmaceuticals, Inc.*                                   797
  315,800   Wyeth                                                        13,450
                                                                     ----------
                                                                        184,017
                                                                     ----------
            PHOTOGRAPHIC PRODUCTS (0.1%)
   65,200   Eastman Kodak Co.                                             2,103
                                                                     ----------
            PROPERTY & CASUALTY INSURANCE (1.3%)
   67,300   ACE Ltd. (Cayman Islands)                                     2,877
  164,200   Allstate Corp.                                                8,492
   23,900   AMBAC Financial Group, Inc.                                   1,963
   44,900   Chubb Corp.                                                   3,453
   37,695   Cincinnati Financial Corp.                                    1,668
   35,700   MBIA, Inc.                                                    2,259
   48,500   Progressive Corp.                                             4,115
   33,200   SAFECO Corp.                                                  1,734
  155,507   St. Paul Companies, Inc.                                      5,765
   32,600   XL Capital Ltd. "A" (Cayman Islands)                          2,531
                                                                     ----------
                                                                         34,857
                                                                     ----------
            PUBLISHING (0.6%)
   19,000   Dow Jones & Co., Inc.                                           818
   65,000   Gannett Co., Inc.                                             5,311
   18,000   Knight-Ridder, Inc.                                           1,205
   44,500   McGraw-Hill Companies, Inc.                                   4,074
   11,000   Meredith Corp.                                                  596
   34,000   New York Times Co. "A"                                        1,387
   75,500   Tribune Co.                                                   3,182
                                                                     ----------
                                                                         16,573
                                                                     ----------
            RAILROADS (0.5%)
   87,100   Burlington Northern Santa Fe Corp.                            4,121
   52,800   CSX Corp.                                                     2,116

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DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   97,900   Norfolk Southern Corp.                                   $    3,543
   61,100   Union Pacific Corp.                                           4,109
                                                                     ----------
                                                                         13,889
                                                                     ----------
            REAL ESTATE INVESTMENT TRUSTS (0.6%)
   24,100   Apartment Investment & Management Co. "A"                       929
   43,800   Archstone-Smith Trust                                         1,678
  100,800   Equity Office Properties Trust                                2,935
   66,000   Equity Residential Properties Trust                           2,388
   40,300   Plum Creek Timber Co., Inc.                                   1,549
   42,300   ProLogis                                                      1,833
   54,900   Simon Property Group, Inc.                                    3,550
                                                                     ----------
                                                                         14,862
                                                                     ----------
            REGIONAL BANKS (2.0%)
   78,400   AmSouth Bancorp                                               2,031
  135,100   BB&T Corp.                                                    5,681
   25,200   Compass Bancshares, Inc.                                      1,226
  137,400   Fifth Third Bancorp                                           6,496
   28,700   First Horizon National Corp.                                  1,237
   61,400   Huntington Bancshares, Inc.                                   1,522
   94,600   KeyCorp                                                       3,207
   29,300   M&T Bank Corp.                                                3,160
   50,800   Marshall & Ilsley Corp.                                       2,245
  166,000   National City Corp.                                           6,233
  108,900   North Fork Bancorp., Inc.                                     3,142
   62,300   PNC Financial Services Group                                  3,579
  103,883   Regions Financial Corp.                                       3,697
   90,700   SunTrust Banks, Inc.                                          6,701
   67,400   Synovus Financial Corp.                                       1,926
   23,700   Zions Bancorp                                                 1,612
                                                                     ----------
                                                                         53,695
                                                                     ----------
            RESTAURANTS (0.8%)
   36,750   Darden Restaurants, Inc.                                      1,019
  300,700   McDonald's Corp.                                              9,640
   95,600   Starbucks Corp.*                                              5,962
   26,500   Wendy's International, Inc.                                   1,040
   69,200   Yum! Brands, Inc.                                             3,265
                                                                     ----------
                                                                         20,926
                                                                     ----------

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.4%)
  398,500   Applied Materials, Inc.*                                 $    6,814
   45,500   KLA-Tencor Corp.*                                             2,119
   37,700   Novellus Systems, Inc.*                                       1,051
   49,600   Teradyne, Inc.*                                                 847
                                                                     ----------
                                                                         10,831
                                                                     ----------
            SEMICONDUCTORS (2.6%)
   94,200   Advanced Micro Devices, Inc.*                                 2,074
   86,700   Altera Corp.*                                                 1,795
   85,000   Analog Devices, Inc.                                          3,138
   68,100   Applied Micro Circuits Corp.*                                   287
   80,000   Broadcom Corp. "A"*                                           2,582
   93,608   Freescale Semiconductor, Inc. "B"*                            1,719
1,502,300   Intel Corp.                                                  35,139
   73,400   Linear Technology Corp.                                       2,845
   84,700   LSI Logic Corp.*                                                464
   75,500   Maxim Integrated Products, Inc.                               3,200
  144,100   Micron Technology, Inc.*                                      1,780
   83,800   National Semiconductor Corp.                                  1,504
   42,100   NVIDIA Corp.*                                                   992
   38,100   PMC-Sierra, Inc.*                                               429
  405,500   Texas Instruments, Inc.                                       9,983
   82,900   Xilinx, Inc.                                                  2,458
                                                                     ----------
                                                                         70,389
                                                                     ----------
            SOFT DRINKS (1.8%)
  573,000   Coca-Cola Co.                                                23,854
  115,200   Coca-Cola Enterprises, Inc.                                   2,402
   59,900   Pepsi Bottling Group, Inc.                                    1,620
  401,300   PepsiCo, Inc.                                                20,948
                                                                     ----------
                                                                         48,824
                                                                     ----------
            SPECIALIZED FINANCE (0.2%)
   49,400   CIT Group, Inc.                                               2,264
   36,100   Moody's Corp.                                                 3,135
                                                                     ----------
                                                                          5,399
                                                                     ----------
            SPECIALTY CHEMICALS (0.2%)
   58,100   Ecolab, Inc.                                                  2,041
   11,300   Great Lakes Chemical Corp.                                      322
   21,800   International Flavors & Fragrances, Inc.                        934

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   49,900   Rohm & Haas Co.                                          $    2,207
   19,200   Sigma-Aldrich Corp.                                           1,161
                                                                     ----------
                                                                          6,665
                                                                     ----------
            SPECIALTY STORES (0.5%)
   63,700   Autonation, Inc.*                                             1,224
   20,900   AutoZone, Inc.*                                               1,908
   72,300   Bed Bath & Beyond, Inc.*                                      2,880
   68,600   Office Depot, Inc.*                                           1,191
   23,100   OfficeMax, Inc.                                                 725
  118,300   Staples, Inc.                                                 3,988
   30,900   Tiffany & Co.                                                   988
   54,700   Toys "R" Us, Inc.*                                            1,120
                                                                     ----------
                                                                         14,024
                                                                     ----------
            STEEL (0.2%)
   24,300   Allegheny Technologies, Inc.                                    527
   39,200   Nucor Corp.                                                   2,052
   28,600   United States Steel Corp.                                     1,466
                                                                     ----------
                                                                          4,045
                                                                     ----------
            SYSTEMS SOFTWARE (3.7%)
   57,500   Adobe Systems, Inc.                                           3,608
   51,300   BMC Software, Inc.*                                             954
  139,100   Computer Associates International, Inc.                       4,320
2,575,600   Microsoft Corp.(c)                                           68,794
   84,500   Novell, Inc.*                                                   570
1,213,500   Oracle Corp.*                                                16,649
  146,400   Symantec Corp.*                                               3,771
  100,000   VERITAS Software Corp.*                                       2,855
                                                                     ----------
                                                                        101,521
                                                                     ----------
            THRIFTS & MORTGAGE FINANCE (1.8%)
  134,998   Countrywide Financial Corp.                                   4,996
  228,900   Fannie Mae                                                   16,300
  160,600   Freddie Mac                                                  11,836
   75,000   Golden West Financial Corp.                                   4,607
   24,000   MGIC Investment Corp.                                         1,654
   72,151   Sovereign Bancorp, Inc.                                       1,627
  202,900   Washington Mutual, Inc.                                       8,579
                                                                     ----------
                                                                         49,599
                                                                     ----------

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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES  SECURITY                                                      (000)
-------------------------------------------------------------------------------
            TIRES & RUBBER (0.0%)(e)
    16,500  Cooper Tire & Rubber Co.                                 $      356
    39,200  Goodyear Tire & Rubber Co.*                                     575
                                                                     ----------
                                                                            931
                                                                     ----------
            TOBACCO (1.3%)
   486,900  Altria Group, Inc.                                           29,750
    35,300  Reynolds American, Inc.                                       2,775
    36,600  UST, Inc.                                                     1,761
                                                                     ----------
                                                                         34,286
                                                                     ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    23,300  W.W. Grainger, Inc.                                           1,552
                                                                     ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   266,500  Nextel Communications, Inc. "A"*                              7,995
                                                                     ----------
            Total common stocks (cost: $2,390,263)                    2,674,880
                                                                     ----------

            MONEY MARKET INSTRUMENTS (1.0%)

            MONEY MARKET FUND (0.9%)(a)
24,782,886  Northern Institutional Funds - Diversified
            Assets Portfolio, 1.88%(f)                                   24,783
                                                                     ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
            OTHER (0.1%)
    $3,225  U.S. Treasury Bill, 2.17%, 3/24/2005(b,d)                     3,210
                                                                     ----------
            Total money market instruments (cost: $27,992)               27,993
                                                                     ----------
            TOTAL INVESTMENTS (COST: $2,418,255)                     $2,702,873
                                                                     ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

       Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

       The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) Rate represents the money market fund annualized seven-day yield at December 31, 2004.

       (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

       (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

       (d) Security is segregated as collateral for margin requirements on open futures contracts.

       (e) Represents less than 0.1% of net assets.

       (f) Northern Trust Investments, N.A. (NTI) is both the adviser of the Northern Institutional Funds and the Fund's subadviser.

        * Non-income-producing security for the year ended December 31, 2004.

        SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

ASSETS

  Investment in securities, at market value (identified cost of $2,418,255)     $2,702,873
  Receivables:
    Capital shares sold                                                              5,391
    Dividends and interest                                                           3,521
    Securities sold                                                                  2,378
    USAA Investment Management Company (Note 7D)                                       329
    USAA Transfer Agency Company (Note 7E)                                              13
    Other                                                                               25
                                                                                ----------
      Total assets                                                               2,714,530
                                                                                ----------
LIABILITIES

  Payables:
    Capital shares redeemed                                                          4,898
  Accrued management fees                                                              362
  Accrued transfer agent's fees                                                         14
  Other accrued expenses and accounts payable                                          123
  Variation margin                                                                      28
                                                                                ----------
      Total liabilities                                                              5,425
                                                                                ----------
         Net assets applicable to capital shares outstanding                    $2,709,105
                                                                                ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                               $2,662,806
  Accumulated undistributed net investment income                                       82
  Accumulated net realized loss on investments and futures contracts              (239,234)
  Net unrealized appreciation on investments and futures contracts                 285,451
                                                                                ----------
         Net assets applicable to capital shares outstanding                    $2,709,105
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
    Member Shares (net assets of $2,230,916 / 122,893 shares
      outstanding; 375,000 authorized shares of $.01 par value)                 $    18.15
                                                                                ==========
    Reward Shares (net assets of $478,189 / 26,342 shares outstanding;
      350,000 authorized shares of $.01 par value)                              $    18.15
                                                                                ==========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
  Dividends                                                                       $ 49,688
  Interest                                                                             408
                                                                                  --------
        Total income                                                                50,096
                                                                                  --------
EXPENSES
  Management fees                                                                    2,489
  Administrative and servicing fees                                                  1,494
  Transfer agent fees:
    Member Shares                                                                    2,833
    Reward Shares                                                                       29
  Postage:
    Member Shares                                                                      312
    Reward Shares                                                                        8
  Shareholder reporting fees:
    Member Shares                                                                      134
    Reward Shares                                                                        1
  Registration fees:
    Member Shares                                                                       79
    Reward Shares                                                                       51
  Custody and accounting fees:                                                          22
    Member Shares                                                                       31
    Reward Shares                                                                        3
  Professional fees                                                                    143
  Directors' fees                                                                        5
  Other                                                                                 75
                                                                                  --------
        Total expenses                                                               7,709
  Expenses paid indirectly:
    Member Shares                                                                       (3)
  Expenses reimbursed:
     Member Shares                                                                    (769)
     Reward Shares                                                                    (180)
                                                                                  --------
        Net expenses                                                                 6,757
                                                                                  --------
NET INVESTMENT INCOME                                                               43,339
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized loss from investment transactions                                    (5,272)
  Net realized gain from futures transactions                                        3,486
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                   215,040
     Futures contracts                                                                (612)
                                                                                  --------
        Net realized and unrealized gain on investments and futures contracts      212,642
                                                                                  --------
  Increase in net assets from operations                                          $255,981
                                                                                  ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                    (in thousands)

USAA S&P 500 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                 2004               2003
                                                           -----------------------------
FROM OPERATIONS
   Net investment income                                   $   43,339         $   28,784
   Net realized loss from investment
      and futures transactions                                 (1,786)            (2,327)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                    214,428            471,010
                                                           -----------------------------
      Increase in net assets from operations                  255,981            497,467
                                                           -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
      Member Shares                                           (35,447)           (24,206)
      Reward Shares                                            (7,810)            (5,002)
                                                           -----------------------------
         Total distributions of net investment income         (43,257)           (29,208)
                                                           -----------------------------
   Net increase in net assets from capital
      share transactions                                      141,333            221,577
                                                           -----------------------------
   Net increase in net assets                                 354,057            689,836

NET ASSETS
      Beginning of period                                   2,355,048          1,665,212
                                                           -----------------------------
      End of period                                        $2,709,105         $2,355,048
                                                           =============================
   Accumulated undistributed net investment income
      End of period                                        $       82         $        -
                                                           =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

              The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Equity securities,except as otherwise noted,traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                    they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                    (NAV) at the end of each business day.

                 3. Futures contracts are valued at the last quoted sales price.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities, and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the

 N O T E S
===========---------------------------------------------------------------------
            to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                    Company's Board of Directors. Valuing those securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               B. FUTURES CONTRACTS - The Fund may enter into financial
                  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

               C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               D. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

               E. EXPENSES PAID INDIRECTLY - Through arrangements with
                  banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2004, these bank credits reduced the expenses of the Member Shares and Reward Shares by $3,000 and less than $500, respectively.

               F. INDEMNIFICATIONS - Under the Company's organizational
                  documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

               G. USE OF ESTIMATES - The preparation of financial
                  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2004, the Fund paid CAPCO facility fees of $15,000. The Fund had no borrowings under either of these agreements during the year ended December 31, 2004.

              On November 17, 2004, the Company's Board of Directors approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

              distributed may differ from the year that the income or realized gains were recorded by the Fund.

              The tax character of distributions paid during the years ended December 31, 2004, and 2003, was as follows:

                                                        2004              2003
              ------------------------------------------------------------------
              Ordinary income*                   $43,257,000       $29,208,000

              *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

              As of December 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

              Undistributed ordinary income                     $      82,000
              Accumulated capital and other losses               (226,357,000)
              Unrealized appreciation of investments              272,574,000

              The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

              Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.At December 31, 2004, the Fund had capital loss carryovers of $226,357,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2012, as shown below.It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

              CAPITAL LOSS CARRYOVERS           BALANCE               EXPIRES
              ------------------------------------------------------------------
                                              $  7,792,000                2009
                                               216,747,000                2010
                                                   344,000                2011
                                                 1,474,000                2012
                                              ------------
              Total                           $226,357,000
                                              ============

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities,excluding short-term securities, for the year ended December 31,2004, were $241,762,000 and $74,221,000, respectively.

              The cost of securities, including short-term securities, at December 31, 2004, for federal income tax purposes,was $2,430,299,000.

              Gross unrealized appreciation and depreciation of investments as of December 31, 2004, for federal income tax purposes, were $532,304,000 and $259,730,000, respectively, resulting in net unrealized appreciation of $272,574,000.

(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

              A summary of obligations under these financial instruments at December 31, 2004, is as follows:

                                                                     MARKET       UNREALIZED
TYPE OF FUTURE            EXPIRATION      CONTRACTS    POSITION       VALUE      APPRECIATION
---------------------------------------------------------------------------------------------
S&P 500 Index Futures    Mar.18,2005         111         Long      $33,680,000     $833,000

              At December 31, 2004, U.S. Treasury securities with a value of $3,210,000 were segregated as collateral for margin requirements on open futures contracts.

(6) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

              At December 31, 2004, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000,respectively.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

                Capital share transactions were as follows,in thousands:

                                                YEAR ENDED                 YEAR ENDED
                                                12/31/2004                 12/31/2003
                                            -----------------------------------------------
                                            SHARES       AMOUNT        SHARES        AMOUNT
                                            -----------------------------------------------
MEMBER SHARES:
   Shares sold                                26,047   $ 443,485       27,665     $ 403,058
   Shares issued from reinvested dividends     1,952      33,970        1,541        22,891
   Shares redeemed                          (23,132)    (393,131)     (18,543)     (270,710)
                                            -----------------------------------------------
   Net increase from
      capital share transactions               4,867   $  84,324       10,663     $ 155,239
                                            ===============================================
REWARD SHARES:
   Shares sold                                11,410   $ 193,462        8,304     $ 124,198
   Shares issued from reinvested dividends       400       6,956          233         3,495
   Shares redeemed                            (8,442)   (143,409)      (4,144)      (61,355)
                                            -----------------------------------------------
   Net increase from
      capital share transactions               3,368   $  57,009        4,393     $  66,338
                                            ===============================================

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------


              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Fund is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

              the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended December 31, 2004, the Fund incurred management fees, paid or payable to the Manager, of $2,489,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
              Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2004, the Manager paid NTI subadvisory fees of $399,000.

              NTI is an affiliate of The Northern Trust Company, the Fund's custodian.

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder services functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets. For the year ended December 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,494,000.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

              This agreement may be modified or terminated at any time. Prior to October 1, 2004, the expense limitation of the Member Shares and the Reward Shares was 0.35% and 0.17%, respectively, of their annual average net assets. For the year ended December 31, 2004, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $748,000 and $176,000, respectively.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2004, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $21,000 and $4,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
              USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2004, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,862,000. Additionally, the Member Shares recorded a receivable from SAS of $13,000 at December 31, 2004, for adjustments related to corrections to shareholder transactions.

           F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining

49

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

               shareholder accounts.This fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. During the year ended December 31, 2004, the Association and its affiliates redeemed all of their shares in the Fund.

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------------
                                         2004               2003               2002               2001                 2000
                                   ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning
   of period                       $    16.70         $    13.22         $    17.26         $    19.91            $   22.92
                                   ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                  .29                .21                .21                .21                  .23
   Net realized and unrealized
     gain (loss) on investments
     and futures transactions            1.45               3.48              (4.04)             (2.62)               (2.33)
                                   ----------------------------------------------------------------------------------------
Total from investment operations         1.74               3.69              (3.83)             (2.41)               (2.10)
                                   ----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                 (.29)              (.21)              (.21)              (.21)                (.24)
   Realized capital gains                   -                  -                  -               (.03)                (.67)
                                   ----------------------------------------------------------------------------------------
Total distributions                      (.29)              (.21)              (.21)              (.24)                (.91)
                                   ----------------------------------------------------------------------------------------
Net asset value at end of period   $    18.15         $    16.70         $    13.22         $    17.26           $    19.91
                                   ========================================================================================
Total return (%)*                       10.51              28.15             (22.25)            (12.09)               (9.27)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)  $2,230,916         $1,971,339         $1,419,537         $2,902,151           $2,985,505
Ratios to average net assets: **
   Expenses (%)                           .30(a,b,i)         .33(b,c,i)         .23(c,d,i)         .18(d,e,h,i)         .18(e,h,i)
   Expenses,excluding
     reimbursements (%)                   .33(i)             .36(i)             .32(i)             .19(h,i)             .18(h,i)
   Net investment income (%)             1.71               1.47               1.33               1.19                 1.06
Portfolio turnover (%)                   3.02                .70                  9(g)              14(f)                28(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the year ended December 31, 2004, average net assets were
    $2,072,954,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1,2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets.
(f) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(g) Excludes in-kind redemptions.
(h) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(i) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratio.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004

(9)FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               PERIOD ENDED
                                                  YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                               --------------------------------------------
                                                   2004              2003              2002*
                                               --------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period         $  16.70          $  13.22          $  16.35
                                               --------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .32               .23               .21(a)
   Net realized and unrealized gain(loss)on
      investments and futures transactions         1.44              3.49             (3.16)(a)
                                               --------------------------------------------
Total from investment operations                   1.76              3.72             (2.95)(a)
                                               --------------------------------------------
Less distributions from:
   Net investment income                           (.31)             (.24)             (.18)
                                               --------------------------------------------
Net asset value at end of period               $  18.15          $  16.70          $  13.22
                                               ============================================
Total return (%)**                                10.67             28.36            (18.06)

SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)              $478,189          $383,709          $245,675
Ratios to average net assets:***
   Expenses (%)                                     .15(c,d,f)        .17(d,f)          .17(b,d,f)
   Expenses, excluding reimbursements (%)           .19(f)            .22(f)            .23(b,f)
   Net investment income (%)                       1.88              1.62              1.54(b)
Portfolio turnover (%)                             3.02               .70                 9(e)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2002, is cumulative.
*** For the year ended December 31, 2004, average net assets were $416,998,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e) Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratio.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading
         "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for 2 quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                    EXPENSES PAID
                                 BEGINNING          ENDING        DURING PERIOD*,(a)
                               ACCOUNT VALUE     ACCOUNT VALUE     JULY 1, 2004 -
                               JULY 1, 2004    DECEMBER 31, 2004  DECEMBER 31, 2004
                               -----------------------------------------------------
MEMBER SHARES
Actual                           $1,000.00        $1,070.20              $1.35
Hypothetical
 (5% return before expenses)      1,000.00         1,023.83               1.32
REWARD SHARES
Actual                            1,000.00         1,070.70               0.67
Hypothetical
 (5% return before expenses)      1,000.00         1,024.49               0.66

         *Expenses are equal to the Fund's annualized expense ratios of 0.26% for Member Shares and 0.13% for Reward Shares, which are net of any reimbursements and expenses paid indirectly,

54

 E X P E N S E
==============------------------------------------------------------------------
               Example
               (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2004 (UNAUDITED)

         multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of 7.02% for Member Shares and 7.07% for Reward Shares for the six-month period of July 1, 2004, through December 31, 2004.

      (a)The expenses paid reflect a change effective October 1, 2004, in the Fund's expense limitations from 0.35% to 0.19% for Member Shares and from 0.17% to 0.09% for Reward Shares. If the current expense limitations had been in place for the entire six-month period of July 1, 2004, through December 31, 2004, the Fund's six-month total returns, annualized expense ratios, and expenses paid during this period would have been:

                                                   Member Shares            Reward Shares
                                                  ---------------------------------------
Six-month total return                                7.09%                     7.11%
Actual annualized expense ratio                       0.19%                     0.09%

                                                  Member Shares             Reward Shares
                                                  ---------------------------------------
Actual expenses                                       $0.99                     $0.47
Hypothetical expenses
  (5% return before expenses)                          0.97                      0.46

 D I R E C T O R S ' A N D  O F F I C E R S '
====================------------------------------------------------------------
                                           INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS(2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President,Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO(12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN(3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D.(3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR(3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D.(3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER(2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing Company (7/85-present). Mr.
              Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS,P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer,

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

              RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis,IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration& Compliance,IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

             (1)INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

             DIRECTORS              Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

        ADMINISTRATOR,              USAA Investment Management Company
   INVESTMENT ADVISER,              P.O. Box 659453
          UNDERWRITER,              San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT              USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

             CUSTODIAN              The Northern Trust Company
                                    50 S. LaSalle St.
                                    Chicago, Illinois 60675

           INDEPENDENT              Ernst & Young LLP
     REGISTERED PUBLIC              100 West Houston St., Suite 1900
       ACCOUNTING FIRM              San Antonio, Texas 78205

             TELEPHONE              Call toll free - Central time
      ASSISTANCE HOURS              Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL              (800) 531-8181
     INFORMATION ABOUT              For account servicing, exchanges,
          MUTUAL FUNDS              or redemptions
                                    (800) 531-8448

       RECORDED MUTUAL              24-hour service (from any phone)
     FUND PRICE QUOTES              (800) 531-8066

           MUTUAL FUND              (from touch-tone phones only)
        USAA TOUCHLINE              For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

       INTERNET ACCESS              USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITH IN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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29237-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. The Index Funds are the only three funds of the Registrant (the Funds) that have a fiscal year-end of December 31, and the remaining funds have a fiscal year-end of July 31. The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2003 and 2004 were $66,500 and $69,450, respectively. The audit fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of internal controls for fiscal years ended December 31, 2003 and 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Funds' federal, state and city income tax returns and excise tax calculations for fiscal years ending December 31, 2003 and 2004 were $19,100 and $14,850, respectively. For the fiscal year ended December 31, 2004, the Registrant paid Ernst & Young LLP $1,547 for tax consulting services work, and paid aggregate tax fees of $16,397 for this fiscal year. The tax fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31. The tax services were pre-approved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2003 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young LLP for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, USAA Shareholder Account Services (SAS), for the fiscal years ending December 31, 2003 and 2004 were $56,100 and $59,397, respectively. These amounts include the audit-related fees paid by SAS, and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The Financial Certification and Oversight Committee of IMCO approved certain changes to its procedures to clarify the compilation, review and certification and responsibilities related to Item 4 disclosure in the 3rd quarter of 2004.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 8, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 8, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 8, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.